Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues:
Total lease rental income		$ 810,014	$ 750,730	$ 600,873
Management fees - non-leasing		2,812	3,360	5,271
Trading container margin		1,852	10,760	3,532
Gain on sale of owned fleet containers, net		76,947	67,229	27,230
Operating expenses:
Depreciation and amortization	[1]	292,828	284,115	264,237
General and administrative expense		48,349	46,462	41,880
Bad debt expense (recovery), net		740	(1,285)	(1,668)
Container lessee default expense (recovery), net		1,179	(1,088)	(1,675)
Total operating expenses		419,226	401,948	415,307
Income from operations		472,399	430,131	221,599
Other (expense) income:
Interest expense		(157,249)	(127,269)	(123,230)
Debt termination expense			(15,209)	(8,750)
Realized loss on financial instruments, net		(91)	(5,634)	(12,295)
Unrealized (loss) gain on financial instruments, net		(502)	4,409	(6,044)
Other, net		2,406	(367)	2,019
Net other expense		(155,436)	(144,070)	(148,300)
Income before income taxes	[2]	316,963	286,061	73,299
Income tax (expense) benefit		(7,539)	(1,773)	374
Net income		309,424	284,288	73,673
Less: Dividends on preferred share		19,875	10,829
Less: Net income attributable to the noncontrolling interest				851
Net income attributable to common shareholders		$ 289,549	$ 273,459	$ 72,822
Net income attributable to common shareholders per share:
Basic		$ 6.23	$ 5.51	$ 1.37
Diluted		$ 6.12	$ 5.41	$ 1.36
Weighted average shares outstanding (in thousands):
Basic		46,471	49,624	53,271
Diluted		47,299	50,576	53,481
Owned Fleet
Operating expenses:
Direct container expense - owned fleet		$ 31,980	$ 23,384	$ 55,222
Managed Fleet
Operating expenses:
Distribution expense to managed fleet container investors		44,150	50,360	57,311
Operating Leases - Owned Fleet
Revenues:
Total lease rental income	[1]	609,558	589,045	491,212
Operating Leases - Managed Fleet
Revenues:
Total lease rental income	[1]	49,635	56,037	62,448
Finance Leases and Container Leaseback Financing Receivable - Owned Fleet
Revenues:
Total lease rental income	[1]	150,821	105,648	47,213
Trading Containers
Revenues:
Revenue		23,791	32,045	31,941
Cost of trading containers sold		$ (21,939)	$ (21,285)	$ (28,409)

[1]	Amounts for the years ended December 31, 2021 and 2020 have been reclassified to conform with the 2022 presentation (see Note 1 (u) “Reclassifications and Changes in Presentation”).
[2]	Container Ownership segment income (loss) before income taxes includes unrealized gain (loss) on financial instruments, net of $0, $5,220 and $(6,044) for the years ended December 31, 2022, 2021 and 2020, respectively, and debt termination expense of $0, $15,209 and $8,750 for the years ended December 31, 2022, 2021 and 2020, respectively.